UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein or Erik D. Ojala 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

With a Copy to:

Arthur Don Seyfarth Shaw LLP 55 East Monroe Street Suite 4200 Chicago, Illinois 60603

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—82.61%	Cost	Market Value

	Consumer Discretionary & Services—28.04%
3,407,075	American Greetings Corp., Class A	$46,101,113	$90,287,488
5,275,600	ARAMARK Corp., Class B	138,342,923	139,275,840
3,536,208	Bob Evans Farms, Inc. ††	79,068,244	82,464,371
2,165,300	DeVry Inc. *	39,650,934	43,089,470
1,008,224	Fisher Scientific International Inc. *	50,201,847	65,433,738
3,053,200	Harte-Hanks, Inc.	71,147,624	90,771,636
6,138,600	Hasbro, Inc.	99,644,924	127,621,494
6,358,550	Hewitt Associates, Inc., Class A * ††	165,653,852	168,565,160
8,621,100	Interpublic Group of Cos., Inc. *	112,035,590	105,004,998
2,093,200	Journal Register Co. * ††	40,815,228	36,651,932
2,530,400	Lee Enterprises, Inc.	88,206,203	101,443,736
801,200	Matthews International Corp., Class A	17,354,553	31,214,752
4,018,500	Radio One, Inc., Class D *	55,805,787	51,316,245
7,084,600	ServiceMaster Co.	82,551,313	94,933,640
3,269,750	Valassis Communications, Inc. * ††	97,471,899	121,144,237
		1,184,052,034	1,349,218,737

	Consumer Staples—2.85%
2,004,153	J.M. Smucker Co.	79,736,085	94,074,942
1,320,300	McCormick & Co., Inc.	23,972,434	43,147,404
		103,708,519	137,222,346

	Financial Services—25.01%
1,982,100	A.G. Edwards, Inc.	69,247,985	89,491,815
3,724,650	Assured Guaranty Ltd.	76,146,598	87,007,824
2,155,100	Certegy Inc.	72,472,708	82,367,922
1,867,750	Chittenden Corp.	51,551,727	50,802,800
1,519,450	Greater Bay Bancorp	44,185,338	40,067,897
3,392,600	HCC Insurance Holdings, Inc.	96,151,965	128,477,762
3,918,975	Horace Mann Educators Corp. ††	73,247,930	73,755,109
7,364,300	Janus Capital Group Inc.	100,981,477	110,759,072
3,008,900	Jones Lang LaSalle Inc. * ††	64,325,682	133,083,647
457,225	Markel Corp. *	107,996,332	154,999,275
922,100	Popular, Inc.	22,977,135	23,227,699
1,174,900	S&T Bancorp, Inc.	41,591,142	42,413,890
2,518,750	Sky Financial Group, Inc.	70,697,529	70,978,375
3,238,600	Sotheby’s Holdings, Inc., Class A *	39,867,688	44,368,820
3,869,200	Waddell & Reed Financial, Inc.	79,622,976	71,580,200
		1,011,064,212	1,203,382,107

	Health Care—9.65%
6,227,275	IMS Health Inc.	146,757,814	154,249,602
2,566,775	Invacare Corp. ††	94,418,992	113,862,139
3,422,100	Omnicare, Inc.	101,515,481	145,199,703
1,352,150	Sybron Dental Specialties, Inc. *	27,042,164	50,867,883
		369,734,451	464,179,327

1

June 30, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—82.61% (cont’d)	Cost	Market Value

	Materials & Processing—5.51%
2,923,310	Brady Corp., Class A	$46,030,172	$90,622,610
2,531,350	Energizer Holdings, Inc. *	90,128,405	157,374,029
2,100,300	Interface, Inc., Class A *	13,672,179	16,907,415
		149,830,756	264,904,054

	Producer Durables—9.61%
7,751,900	Andrew Corp. *	77,924,469	98,914,244
3,463,000	Herman Miller, Inc.	73,927,701	106,798,920
3,458,450	IDEX Corp. ††	77,674,783	133,530,754
919,850	Littelfuse, Inc. *	25,606,718	25,617,823
7,043,775	Steelcase Inc., Class A	92,857,958	97,556,284
		347,991,629	462,418,025

	Technology—1.94%
2,510,450	Anixter International Inc. * ††	61,992,329	93,313,426
	Total Common Stocks	3,228,373,930	3,974,638,022

Principal Amount	REPURCHASE AGREEMENTS—18.41%	Cost	Market Value

$885,735,324	State Street Bank and Trust Co., 2.25%, dated 6/30/2005,
	due 7/1/2005, repurchase price $885,790,682,
	(collateralized by U.S. Treasury Bonds, 5.25%-8.75%,
	due 5/15/2016-5/15/2030)	885,735,324	885,735,324
	Total Investments–101.02%	$4,114,109,254	4,860,373,346
	Liabilities less Other Assets–(1.02)%		(48,917,919)
	NET ASSETS–100.00%		$4,811,455,427

*	Non-income producing.
††	Affiliated company (See Note Three).
A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

2

Ariel Appreciation Fund Schedule of Investments

Number of Shares	COMMON STOCKS—96.79%	Cost	Market Value

	Consumer Discretionary & Services—39.12%
6,253,300	Accenture Ltd, Class A *	$113,548,582	$141,762,311
2,514,350	ARAMARK Corp., Class B	61,121,573	66,378,840
1,215,900	Black & Decker Corp.	55,723,413	109,248,615
569,950	Carnival Corp.	11,387,434	31,090,773
3,760,695	Cendant Corp.	47,939,010	84,126,747
1,730,477	Fisher Scientific International Inc. *	65,723,000	112,307,957
2,300,675	Harte-Hanks, Inc.	37,178,018	68,399,068
6,826,000	Interpublic Group of Cos., Inc. *	115,927,105	83,140,680
3,561,800	Mattel, Inc.	63,483,617	65,180,940
967,400	McClatchy Co., Class A	50,064,184	63,306,656
1,070,100	Mohawk Industries, Inc. *	81,502,047	88,283,250
983,300	Omnicom Group Inc.	65,273,794	78,526,338
3,643,695	ServiceMaster Co.	46,325,984	48,825,513
3,916,700	Tribune Co.	167,078,509	137,789,506
2,244,800	YUM! Brands, Inc.	57,467,482	116,909,184
		1,039,743,752	1,295,276,378

	Consumer Staples—2.30%
1,369,472	Clorox Co.	56,690,575	76,306,980

	Financial Services—35.47%
1,691,800	Ambac Financial Group, Inc.	124,753,950	118,019,968
1,022,500	Certegy Inc.	29,636,258	39,079,950
838,122	Dun & Bradstreet Corp. *	21,948,735	51,670,221
2,142,200	Equifax Inc.	47,613,138	76,497,962
1,472,400	Franklin Resources, Inc.	61,488,682	113,345,352
1,303,050	H&R Block, Inc.	65,379,545	76,032,968
4,756,900	Janus Capital Group Inc.	61,434,599	71,543,776
1,917,692	MBIA Inc.	82,868,482	113,738,313
4,428,887	MBNA Corp.	93,404,694	115,859,684
3,294,700	Northern Trust Corp.	124,089,299	150,205,373
633,900	Popular, Inc.	15,793,882	15,967,941
2,414,400	St. Paul Travelers Cos., Inc.	83,482,571	95,441,232
1,202,450	T. Rowe Price Group, Inc.	46,003,539	75,273,370
2,072,093	TD Banknorth Inc.	63,220,015	61,748,371
		921,117,389	1,174,424,481

	Health Care—13.43%
3,644,150	Baxter International Inc.	89,376,873	135,197,965
5,968,960	IMS Health Inc.	106,521,623	147,851,139
2,144,100	Omnicare, Inc.	65,001,553	90,974,163
3,706,800	Schering-Plough Corp.	61,979,062	70,651,608
		322,879,111	444,674,875

	Other—2.97%
1,747,800	Johnson Controls, Inc.	102,824,562	98,453,574

3

June 30, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—96.79% (cont’d)	Cost	Market Value

	Producer Durables—3.50%
2,660,800	Pitney Bowes Inc.	$100,274,031	$115,877,840

	Total Common Stocks	2,543,529,420	3,205,014,128

Principal Amount	REPURCHASE AGREEMENT—3.60%	Cost	Market Value

$119,383,472	State Street Bank and Trust Co., 2.25%, dated 6/30/2005,
	due 7/1/2005 repurchase price $119,390,934, (collateralized
	by U.S. Treasury Bond 3.00%, due 12/31/2006)	119,383,472	119,383,472
	Total Investments–100.39%	$2,662,912,892	3,324,397,600
	Liabilities less Other Assets–(0.39%)		(13,008,194)
	NET ASSETS–100.00%		$3,311,389,406

*                 Non-income producing.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

4

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 17, 2005

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	August 17, 2005